Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Schedule of cash and cash equivalents

	As at December 31,
	2023	2024
	RMB’000	RMB’000
Cash on hand	12	12
Cash at central bank	134,486	—
Cash at banks	1,244,975	1,947,910
	1,379,473	1,947,922

	At December 31,
	2023	2024
	RMB’000	RMB’000
USD	771,502	1,660,598
RMB	379,629	261,181
HKD	210,492	1,347
SGD	5,796	17,180
IDR	941	508
MYR	4	1,059
PHP	11,109	6,049
	1,379,473	1,947,922